ATA CREATIVITY GLOBAL ("PARENT COMPANY")	12 Months Ended
Dec. 31, 2025
ATA CREATIVITY GLOBAL ("PARENT COMPANY")
ATA CREATIVITY GLOBAL ("PARENT COMPANY")

(22)ATA CREATIVITY GLOBAL (“PARENT COMPANY”)

The following presents condensed financial information of the Parent Company only.

Condensed Balance Sheets

	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	USD
Cash and cash equivalents	4,608,462	1,057,465	151,215
Prepaid expenses and other current assets	4,336	4,240	606
Investments in subsidiaries	78,329,251	33,544,606	4,796,815
Total assets	82,942,049	34,606,311	4,948,636
Accrued expenses and other payables	3,231,601	2,559,166	365,955
Total liabilities	3,231,601	2,559,166	365,955
Common shares	4,755,623	4,780,117	683,548
Treasury shares	(8,201,046)	(8,201,046)	(1,172,734)
Additional paid in capital	547,915,003	548,769,331	78,472,970
Accumulated other comprehensive loss	(36,952,183)	(37,446,814)	(5,354,823)
Accumulated deficit	(427,806,949)	(475,854,443)	(68,046,280)
Total shareholders’ equity	79,710,448	32,047,145	4,582,681
Total liabilities and shareholders’ equity	82,942,049	34,606,311	4,948,636

Condensed Statements of Comprehensive Income (Loss)

	Years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
Cost of revenues	(74,827)	(146,109)	(70,406)	(10,068)
Operating expenses	(5,141,980)	(6,750,893)	(4,904,148)	(701,284)
Provision for loan receivables	—	—	2,485,349	355,400
Investment loss	(28,469,235)	(29,233,857)	(45,582,703)	(6,518,240)
Interest income	25,802	33,082	24,417	3,492
Foreign currency exchange losses, net	(5)	—	(3)	—
Loss before income taxes	(33,660,245)	(36,097,777)	(48,047,494)	(6,870,700)
Income tax expense	—	—	—	—
Net loss	(33,660,245)	(36,097,777)	(48,047,494)	(6,870,700)
Other comprehensive income (loss)	(1,422)	52,324	(494,631)	(70,731)
Comprehensive loss	(33,661,667)	(36,045,453)	(48,542,125)	(6,941,431)

Condensed Statements of Cash Flows

	Years ended December 31,
	2023	2024	2025	2025
	RMB	RMB	RMB	USD
Net cash used in operating activities	(1,637,065)	(3,887,093)	(5,010,733)	(716,525)
Cash flows from investing activities:
Cash received from subsidiaries	2,546,883	9,934,336	5,011,346	716,612
Cash lent to subsidiaries	(1,437,720)	(2,540,662)	(3,896,505)	(557,193)
Net cash provided by investing activities	1,109,163	7,393,674	1,114,841	159,419
Cash flows from financing activities:
Cash received for exercise of share options	471,765	—	366,694	52,437
Net cash provided by financing activities	471,765	—	366,694	52,437
Effect of foreign exchange rate changes on cash	25,418	33,704	(21,799)	(3,117)
Net increase(decrease) in cash	(30,719)	3,540,285	(3,550,997)	(507,786)
Cash and cash equivalents at beginning of year	1,098,896	1,068,177	4,608,462	659,001
Cash and cash equivalents at end of year	1,068,177	4,608,462	1,057,465	151,215